Average Annual Total Returns		12 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer10 Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		14.70%			15.74%
AllianzIM U.S. Equity Buffer10 Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.70%			15.74%
AllianzIM U.S. Equity Buffer10 Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.71%			12.26%
AllianzIM U.S. Equity Buffer20 Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.38%			11.04%
AllianzIM U.S. Equity Buffer20 Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.38%			11.04%
AllianzIM U.S. Equity Buffer20 Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.14%			8.55%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		13.26%		13.47%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.26%		13.47%
AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.85%		10.39%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.08%	11.52%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.08%	11.52%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	8.81%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%			19.60%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%			19.60%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%		17.41%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%	15.46%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.